INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2016, 2015 and 2014, the Company had the following participation in investments that are recorded using the equity method:

	2016	2015	2014
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%
SFL West Polaris Limited	—%	—%	—%
Bluelot Shipping Company Limited	—%	—%	—%
SFL Corte Real Limited	—%	—%	—%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities (1)	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total shareholders' equity (2)	130	54	30	46

	As of December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,251	33,735	38,936	47,580
Non-current assets	1,212,302	366,893	362,419	482,990
Total assets	1,332,553	400,628	401,355	530,570
Current liabilities	128,455	25,221	28,624	74,610
Non-current liabilities (1)	1,119,483	335,881	354,025	429,577
Total liabilities	1,247,938	361,102	382,649	504,187
Total shareholders' equity (2)	84,615	39,526	18,706	26,383

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2016, include $119.2 million (2015: $137.4 million), $85.9 million (2015: $125.3 million) and $125.0 million (2015: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Linus current liabilities at December 31, 2016, include a further $0.7 million (2015: $23.2 million) due to Ship Finance (see Note 23: Related party transactions).

(2)
In the year ended December 31, 2016, SFL Deepwater, SFL Hercules and SFL Linus paid dividends of $46.3 million (2015: $nil; 2014: $nil), $25.1 million (2015: $nil; 2014: $nil) and $42.1 million (2015: $nil; 2014: $nil), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	80,269	22,088	23,292	34,889	—	—	—
Net operating revenues	80,269	22,088	23,292	34,889	—	—	—
Net income (3)	27,765	6,778	6,424	14,563	—	—	—

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	82,731	22,424	23,315	36,992	—	—	—
Net operating revenues	82,725	22,422	23,313	36,990	—	—	—
Net income (3)	31,001	7,561	7,306	16,134	—	—	—

	Year ended December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	108,632	24,917	24,565	33,236	22,251	1,171	2,492
Net operating revenues	105,567	24,905	24,544	33,221	22,234	232	431
Net income (3)	33,497	8,023	7,755	12,413	4,643	232	431

(3)
The net income of the above associated companies in the year ended December 31, 2016, includes interest payable to Ship Finance amounting to $6.5 million (2015: $6.5 million; 2014: $6.5 million), $6.5 million (2015: $6.5 million; 2014: $6.5 million), $5.6 million (2015: $5.6 million; 2014: $4.9 million) and $nil (2015: $nil; 2014: $6.5 million), respectively (see Note 23: Related party transactions).